Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000075469 | Less than 2.5%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075469 | 2.5%-3.49%
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000075469 | 3.5%-4.49%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075469 | 4.5%-5.49%
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000075469 | 5.5%-6.49%
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000075469 | 6.5%-7.49%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075469 | 7.5%-8.49%
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075469 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000075469 | U.S. Government Agency Sponsored Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075469 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075469 | Collateralized Mortgage Obligations - Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075469 | Collateralized Mortgage Obligations - Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075469 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075469 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075469 | Cash Equivalents and Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000075470 | Less than 2.5%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075470 | 2.5%-3.49%
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000075470 | 3.5%-4.49%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075470 | 4.5%-5.49%
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000075470 | 5.5%-6.49%
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000075470 | 6.5%-7.49%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075470 | 7.5%-8.49%
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075470 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000075470 | U.S. Government Agency Sponsored Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075470 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075470 | Collateralized Mortgage Obligations - Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075470 | Collateralized Mortgage Obligations - Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075470 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075470 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075470 | Cash Equivalents and Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000152123 | Less than 2.5%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000152123 | 2.5%-3.49%
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000152123 | 3.5%-4.49%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000152123 | 4.5%-5.49%
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152123 | 5.5%-6.49%
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000152123 | 6.5%-7.49%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152123 | 7.5%-8.49%
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152123 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000152123 | U.S. Government Agency Sponsored Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152123 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152123 | Collateralized Mortgage Obligations - Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152123 | Collateralized Mortgage Obligations - Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152123 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152123 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152123 | Cash Equivalents and Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000016427 | Less than 2.5%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016427 | 2.5%-3.49%
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000016427 | 3.5%-4.49%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000016427 | 4.5%-5.49%
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016427 | 5.5%-6.49%
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000016427 | 6.5%-7.49%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016427 | 7.5%-8.49%
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016427 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000016427 | U.S. Government Agency Sponsored Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000016427 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016427 | Collateralized Mortgage Obligations - Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016427 | Collateralized Mortgage Obligations - Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016427 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016427 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016427 | Cash Equivalents and Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000075471 | Less than 2.5%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075471 | 2.5%-3.49%
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000075471 | 3.5%-4.49%
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000075471 | 4.5%-5.49%
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000075471 | 5.5%-6.49%
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000075471 | 6.5%-7.49%
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075471 | 7.5%-8.49%
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075471 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000075471 | U.S. Government Agency Sponsored Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075471 | Asset-Backed
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075471 | Collateralized Mortgage Obligations - Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075471 | Collateralized Mortgage Obligations - Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075471 | Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075471 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075471 | Cash Equivalents and Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)